Consolidated Statements of Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Shareholders Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 15,868	$ 510	$ 45,844	$ 17,808	$ (626)	$ (2,180)	$ 77,224	$ 49	$ 77,273
(Balance (in shares) at Dec. 31, 2011		5,097,078
Capital withdrawals by noncontrolling interest								(899)	(899)
Stock options exercised		1	34				35		35
Stock options exercised (in shares)		9,332
10% common stock dividend		49	2,991	(3,041)			(1)		(1)
10% common stock dividend (in shares)		488,383
Net income				7,313			7,313	756	8,069
Changes in other comprehensive income					(119)		(119)		(119)
Dividend on preferred stock				(815)			(815)		(815)
Accretion of discount on preferred stock	197			(197)			0		0
Balance at Dec. 31, 2012	16,065	560	48,869	21,068	(745)	(2,180)	83,637	(94)	83,543
Balance (in shares) at Dec. 31, 2012		5,594,793
Capital withdrawals by noncontrolling interest								(1,325)	(1,325)
Stock options exercised		6	284				290		290
Stock options exercised (in shares)		57,591							57,591
Issuance of Series B preferred stock	20,000		(1,461)				18,539		18,539
Repurchase of Series A preferred stock	(16,288)			1,948			(14,340)		(14,340)
Repurchase of TARP warrants			(930)	(720)			(1,650)		(1,650)
10% common stock dividend		53	4,442	(4,497)			(2)		(2)
10% common stock dividend (in shares)		541,326
Net income				7,571			7,571	268	7,839
Changes in other comprehensive income					510		510		510
Accrued dividend payable				(23)			(23)		(23)
Dividend on preferred stock				(816)			(816)		(816)
Accretion of discount on preferred stock	223			(223)
Balance at Dec. 31, 2013	$ 20,000	$ 619	$ 51,204	$ 24,308	$ (235)	$ (2,180)	$ 93,716	$ (1,151)	$ 92,565
Balance (in shares) at Dec. 31, 2013		6,193,710